Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($) shares in Millions, $ in Millions	Total	Common Shares	Preference Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period (shares) at Dec. 31, 2021		474.8
Balance, beginning of period at Dec. 31, 2021	$ 20,916	$ 14,237	$ 1,623	$ 10	$ (40)	$ 3,458	$ 1,628
Increase (Decrease) in Equity [Roll Forward]
Net earnings	723					666	57
Other comprehensive income (loss)	311				275		36
Common shares issued (shares)		3.9
Common shares issued	226	$ 228		(2)
Subsidiary dividends paid to non-controlling interests	(31)						(31)
Dividends declared on common shares	(255)					(255)
Dividends on preference shares	(32)					(32)
Other	2						2
Balance, end of period (shares) at Jun. 30, 2022		478.7
Balance, end of period at Jun. 30, 2022	21,860	$ 14,465	1,623	8	235	3,837	1,692
Balance, beginning of period (shares) at Mar. 31, 2022		476.9
Balance, beginning of period at Mar. 31, 2022	20,994	$ 14,354	1,623	8	(168)	3,553	1,624
Increase (Decrease) in Equity [Roll Forward]
Net earnings	330					300	30
Other comprehensive income (loss)	452				403		49
Common shares issued (shares)		1.8
Common shares issued	110	$ 111		(1)
Subsidiary dividends paid to non-controlling interests	(11)						(11)
Dividends on preference shares	(16)					(16)
Other	1			1			0
Balance, end of period (shares) at Jun. 30, 2022		478.7
Balance, end of period at Jun. 30, 2022	21,860	$ 14,465	1,623	8	235	3,837	1,692
Balance, beginning of period (shares) at Dec. 31, 2022		482.2
Balance, beginning of period at Dec. 31, 2022	22,842	$ 14,656	1,623	10	1,008	3,733	1,812
Increase (Decrease) in Equity [Roll Forward]
Net earnings	830					764	66
Other comprehensive income (loss)	(380)				(339)		(41)
Common shares issued (shares)		4.2
Common shares issued	232	$ 233		(1)
Subsidiary dividends paid to non-controlling interests	(40)						(40)
Dividends declared on common shares	(274)					(274)
Dividends on preference shares	(33)					(33)
Other	0			(1)			1
Balance, end of period (shares) at Jun. 30, 2023		486.4
Balance, end of period at Jun. 30, 2023	23,177	$ 14,889	1,623	8	669	4,190	1,798
Balance, beginning of period (shares) at Mar. 31, 2023		484.4
Balance, beginning of period at Mar. 31, 2023	23,083	$ 14,773	1,623	8	967	3,896	1,816
Increase (Decrease) in Equity [Roll Forward]
Net earnings	346					311	35
Other comprehensive income (loss)	(334)				(298)		(36)
Common shares issued (shares)		2.0
Common shares issued	115	$ 116		(1)
Subsidiary dividends paid to non-controlling interests	(17)						(17)
Dividends on preference shares	(17)					(17)
Other	1			1
Balance, end of period (shares) at Jun. 30, 2023		486.4
Balance, end of period at Jun. 30, 2023	$ 23,177	$ 14,889	$ 1,623	$ 8	$ 669	$ 4,190	$ 1,798